Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule II Valuation and Qualifying Accounts

Canon Inc. and Subsidiaries

Schedule II Valuation and Qualifying Accounts

	Balance at beginning of period	Addition- charged to income	Deduction bad debts written off	Translation adjustments and other	Balance at end of period
	(Millions of yen)
Year ended December 31, 2013:
Allowance for doubtful receivables
Trade receivables	¥12,970	¥1,235	¥(4,173)	¥2,698	¥12,730
Finance receivables	6,908	212	(1,278)	1,481	7,323
Year ended December 31, 2012:
Allowance for doubtful receivables
Trade receivables	¥11,563	¥2,149	¥(2,382)	¥1,640	¥12,970
Finance receivables	7,039	1,922	(1,304)	(749)	6,908
Year ended December 31, 2011:
Allowance for doubtful receivables
Trade receivables	¥14,920	¥492	¥(3,995)	¥146	¥11,563
Finance receivables	7,983	2,052	(1,937)	(1,059)	7,039